Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Disclosure - Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements [Abstract]
Revenues—Revenues(a)	$ 1,153	[1]	$ 1,640	[1]	$ 1,426	[1]
Revenues—Alliance revenues(b)	2,628	[2]	3,492	[2]	3,630	[2]
Total revenues from collaborative arrangements	3,781		5,132		5,056
Cost of sales(c)	(333)	[3]	(362)	[3]	(420)	[3]
Selling, informational and administrative expenses(d)	(279)	[4]	(290)	[4]	(237)	[4]
Research and development expenses(e)	(73)	[5]	(74)	[5]	(299)	[5]
Other (income)/deductions—net(f)	103	[6]	(15)	[6]	34	[6]
Collaborative arrangement sales based milestones payments	$ 175		$ 29		$ 61

[1]	Represents sales to our partners of products manufactured by us.
[2]	Substantially all relate to amounts earned from our partners under co-promotion agreements. The decline in 2013 reflects declines in Enbrel (as a result of the expiration of our co-promotion agreement on October 31, 2013 in the U.S. and Canada) and Spiriva (as a result of the near-term expiration of the co-promotion collaboration in the U.S. and certain European countries, combined with the expiration of the collaboration in Australia, Canada and certain other European countries)
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to net reimbursements, as well as upfront payments and pre-approval milestone payments earned by our partners. The upfront and milestone payments were as follows: $67 million in 2013, $44 million in 2012 and $210 million in 2011
[6]	In 2013, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, our co-promotion agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period.